UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 5968

John Hancock Municipal Securities Trust
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone, Treasurer

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	May 31

Date of reporting period:	February 28, 2013

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock
MUTUAL FUNDS

John Hancock Tax-Free Bond Fund

QUARTERLY PORTFOLIO HOLDINGS

2.28.2013

Tax-Free Bond Fund
As of 2-28-13 (Unaudited)

		Maturity
	Rate (%)	date	Par value	Value

Municipal Bonds 97.7%				$512,606,211

(Cost $447,348,003)

Alabama 0.4%				2,297,500

Birmingham Special Care Facilities Financing Authority
Children's Hospital	6.125	06/01/34	$2,000,000	2,297,500

Arizona 0.5%				2,420,560

Maricopa County Pollution Control Corp.
El Paso Electric Company Project, Series B	7.250	04/01/40	1,000,000	1,193,790
Phoenix Civic Improvement Corp.
Civic Plaza, Series B (Zero Coupon steps up to 5.500% on
7-1-13) (D)	Zero	07/01/28	1,000,000	1,226,770

California 18.1%				94,847,131

California Statewide Communities Development Authority
Kaiser Permanente, Series A	5.000	04/01/42	2,000,000	2,253,400
Foothill Eastern Transportation Corridor Agency
Highway Revenue Tolls (Z)	Zero	01/15/25	5,000,000	2,480,700
Foothill Eastern Transportation Corridor Agency
Highway Revenue Tolls, Escrowed to Maturity, Series A (Z)	Zero	01/01/19	30,000,000	28,056,300
Golden State Tobacco Securitization Corp., Series A-1	4.500	06/01/27	2,500,000	2,339,500
Los Angeles Department of Water & Power	5.000	07/01/43	2,500,000	2,880,400
M-S-R Energy Authority
Natural Gas Revenue, Series B	7.000	11/01/34	2,500,000	3,605,975
Madera County Certificates of Participation
Valley Children's Hospital (D)	6.500	03/15/15	8,405,000	8,798,606
San Bernardino County
Medical Center Financial Project, Series B (D)	5.500	08/01/17	6,160,000	6,456,234
San Bernardino County
Medical Center Financing Project	5.500	08/01/22	2,500,000	2,939,675
San Diego Redevelopment Agency
City Heights, Series A	5.750	09/01/23	25,000	25,026
San Joaquin Hills Transportation Corridor Agency
Highway Revenue Tolls, Escrowed to Maturity (Z)	Zero	01/01/14	5,000,000	4,984,450
San Joaquin Hills Transportation Corridor Agency
Highway Revenue Tolls, Escrowed to Maturity (Z)	Zero	01/01/17	4,900,000	4,764,760
San Joaquin Hills Transportation Corridor Agency
Highway Revenue Tolls, Escrowed to Maturity (Z)	Zero	01/01/20	2,000,000	1,815,460
San Joaquin Hills Transportation Corridor Agency
Highway Revenue Tolls, Series A	5.650	01/15/17	10,000,000	9,999,200
Santa Ana Financing Authority
Police Administration & Holdings Facility, Series A (D)	6.250	07/01/19	2,000,000	2,381,640
State of California	5.000	09/01/42	4,075,000	4,611,555
State of California	5.250	04/01/35	5,500,000	6,454,250

Colorado 4.2%				22,108,707

Colorado Springs Utilities Revenue
Series A	5.000	11/15/33	2,000,000	2,333,000
Colorado Springs Utilities Revenue
Series C	5.250	11/15/42	2,825,000	3,265,446
Denver, Colorado City & County Airport Revenue
Series A	5.250	11/15/36	5,250,000	5,973,503
Denver, Colorado City & County Airport Revenue
Series B	5.000	11/15/37	3,230,000	3,700,353

1

Tax-Free Bond Fund
As of 2-28-13 (Unaudited)

		Maturity
	Rate (%)	date	Par value	Value

Colorado (continued)

Public Authority for Colorado Energy
Natural Gas Revenue	6.250	11/15/28	$3,500,000	$4,509,505
Regional Transportation District
Denver Transit Partners	6.000	01/15/41	2,000,000	2,326,900

Connecticut 0.7%				3,448,170

Connecticut State Health & Educational Facility Authority
Yale University, Series Z3	5.050	07/01/42	3,000,000	3,448,170

District of Columbia 2.8%				14,661,297

District of Columbia Tobacco Settlement Financing Corp.	6.500	05/15/33	5,000,000	5,876,100
Metropolitan Washington DC Airports Authority
Highway Revenue Tolls, Series B (D) (Z)	Zero	10/01/33	6,565,000	2,502,512
Metropolitan Washington DC Airports Authority
Highway Revenue Tolls, Series B (D) (Z)	Zero	10/01/35	6,470,000	2,207,952
Metropolitan Washington DC Airports Authority
Highway Revenue Tolls, Series B (D) (Z)	Zero	10/01/36	7,250,000	2,337,473
Metropolitan Washington DC Airports Authority
Highway Revenue Tolls, Series C (Zero Coupon steps up
to 6.500% on 10-1-16) (D)	Zero	10/01/41	1,750,000	1,737,260

Florida 4.6%				24,404,596

Bonnet Creek Resort Community
Development District	7.250	05/01/18	1,000,000	1,001,050
Bonnet Creek Resort Community
Development District	7.375	05/01/34	1,500,000	1,501,230
Broward, Florida County Airport Revenue	5.000	10/01/37	5,000,000	5,649,950
Crossings at Fleming Island Community Development District
Recreation Facilities Improvements, Series C	7.100	05/01/30	1,000,000	896,060
Hernando County, Criminal Justice (D)	7.650	07/01/16	500,000	597,075
JEA Electric System Revenue
Series Three - D-2	5.000	10/01/38	7,000,000	7,831,250
Orange County School Board
School Improvements, Series A (D) (Z)	Zero	08/01/13	5,000,000	4,991,850
Orlando Utilities Commission
Electric, Power & Light Revenues, Escrowed to Maturity,
Series D	6.750	10/01/17	1,670,000	1,936,131

Georgia 2.0%				10,671,952

Atlanta Tax Allocation
Eastside Project, Series B	5.600	01/01/30	1,000,000	1,088,290
Georgia Municipal Electric Authority
Electric, Power & Light Revenues, Escrowed to Maturity,
Series Y (D)	6.500	01/01/17	145,000	158,181
Georgia Municipal Electric Authority
Electric, Power & Light Revenues, Escrowed to Maturity,
Series Z (D)	5.500	01/01/20	135,000	152,258
Georgia Municipal Electric Authority
Electric, Power & Light Revenues, Prerefunded to 1-1-14,
Series 2005 (D)	6.500	01/01/17	60,000	63,177
Georgia Municipal Electric Authority
Electric, Power & Light Revenues, Series BB	5.700	01/01/19	860,000	979,213
Georgia Municipal Electric Authority
Electric, Power & Light Revenues, Series C (D)	5.700	01/01/19	4,515,000	5,324,133

2

Tax-Free Bond Fund
As of 2-28-13 (Unaudited)

		Maturity
	Rate (%)	date	Par value	Value

Georgia (continued)

Georgia Municipal Electric Authority
Electric, Power & Light Revenues, Series EE (D)	7.250	01/01/24	$2,000,000	$2,906,700

Illinois 3.9%				20,259,767

Chicago Board of Education, Series A (D)	5.500	12/01/30	3,650,000	4,659,700
Chicago Tax Increment Revenue
Pilsen Redevelopment, Series B	6.750	06/01/22	3,000,000	3,127,140
City of Chicago IL, Series A	5.750	01/01/39	3,200,000	3,756,960
Illinois Development Finance Authority
Edison Project (D)	5.850	01/15/14	3,000,000	3,117,060
Illinois Finance Authority
Rush University Medical Center, Series A	7.250	11/01/38	1,500,000	1,884,930
Lake County Community Consolidated School District No: 24
(D)(Z)	Zero	01/01/22	2,440,000	1,775,222
Round Lake Lakewood Grove Special Service Area No: 1
Prerefunded to 3-1-13	6.700	03/01/33	956,000	975,588
Will County Community Unit School District No: 365 (D)(Z)	Zero	11/01/21	1,130,000	963,167

Indiana 0.7%				3,486,150

Indiana Finance Authority
Duke Energy, Series B	6.000	08/01/39	3,000,000	3,486,150

Kentucky 1.2%				6,297,911

Kentucky Economic Development Finance Authority
Louisville Arena, Series A-1 (D)	6.000	12/01/33	1,000,000	1,114,480
Kentucky Economic Development Finance Authority
Norton Healthcare, Prerefunded to 10-1-13, Series C (D)	6.100	10/01/21	1,770,000	1,848,747
Kentucky Economic Development Finance Authority
Norton Healthcare, Series C (D)	6.100	10/01/21	3,230,000	3,334,684

Louisiana 1.3%				6,807,800

Louisiana Local Government Environmental Facilities
Westlake Chemical Corp. Projects	6.750	11/01/32	2,500,000	2,834,750
Louisiana Local Government Environmental Facilities
Westlake Chemical Corp. Projects., Series A-1	6.500	11/01/35	1,500,000	1,771,710
Parish of St. Charles
Valero Energy Corp. (P)	4.000	12/01/40	2,000,000	2,201,340

Massachusetts 7.6%				40,099,482

Commonwealth of Massachusetts
Series C (D)	5.500	12/01/24	8,000,000	10,674,720
Massachusetts Bay Transportation Authority
Sales Tax Revenue, Series A-2 (Z)	Zero	07/01/26	8,595,000	5,041,999
Massachusetts Development Finance Agency
Harvard University Series B	5.000	10/15/40	2,775,000	3,235,262
Massachusetts State Department of Transportation
Highway Revenue Tolls, Series B	5.000	01/01/37	5,000,000	5,587,950
Massachusetts Water Pollution Abatement, Series A	6.375	02/01/15	30,000	30,164
Massachusetts Water Resources Authority
Water Revenue, Series A	5.000	08/01/40	9,975,000	11,509,055
Metropolitan Boston Transit Parking Corp.	5.250	07/01/36	3,475,000	4,020,332

Michigan 0.7%				3,956,852

Detroit Water Supply System
Water Revenue, Series B (D)	7.000	07/01/36	1,000,000	1,207,560

3

Tax-Free Bond Fund
As of 2-28-13 (Unaudited)

		Maturity
	Rate (%)	date	Par value	Value

Michigan (continued)

Wayne County Airport Authority
Detroit Metropolitan Airport, Series A	5.000	12/01/37	$2,450,000	$2,749,292

Nebraska 3.0%				15,790,559

Central Plains Energy Project Revenue
Natural Gas Revenue, Series A	5.250	12/01/20	4,970,000	5,651,387
Omaha Public Power District
Electric, Power & Light Revenues, Escrowed to Maturity,
Series B	6.200	02/01/17	965,000	1,090,788
Omaha Public Power District
Electric, Power & Light Revenues, Series A	5.000	02/01/42	3,875,000	4,448,384
Omaha Public Power District
Electric, Power & Light Revenues, Series B	5.000	02/01/36	4,000,000	4,600,000

New Jersey 3.8%				19,929,278

New Jersey State Turnpike Authority
Highway Revenue Tolls, Series I	5.000	01/01/35	4,250,000	4,755,325
New Jersey Transportation Trust Fund Authority
Series B	5.000	06/15/42	2,500,000	2,747,100
Tobacco Settlement Financing Corp.
Prerefunded to 6-1-13	6.250	06/01/43	4,000,000	4,063,080
Tobacco Settlement Financing Corp.
Prerefunded to 6-1-13	6.750	06/01/39	5,000,000	5,085,050
Tobacco Settlement Financing Corp., Series 1A	4.500	06/01/23	3,295,000	3,278,723

New York 18.5%				97,091,887

Brooklyn Arena Local Development Corp.
Barclays Center Project	6.250	07/15/40	1,000,000	1,198,590
Hudson Yards Infrastructure Corp.
Series A	5.750	02/15/47	3,500,000	4,165,560
Long Island Power Authority
Electric, Power & Light Revenues, Series C (D)	5.250	09/01/29	2,000,000	2,467,340
Metropolitan Transportation Authority	5.000	11/15/42	4,525,000	5,071,711
New York City Industrial Development Agency
Terminal One Group Association Project AMT (P)	5.500	01/01/24	1,500,000	1,654,800
New York City Municipal Water Finance Authority
Water Revenue, Series 2009-EE	5.250	06/15/40	3,000,000	3,492,450
New York City Municipal Water Finance Authority
Water Revenue, Series GG-1	5.000	06/15/39	8,000,000	9,151,600
New York City Transitional Finance Authority
Government Fund/Grant Revenue, Series S-4	5.500	01/15/39	3,725,000	4,251,529
New York City Transitional Finance Authority
Income Tax Revenue, Series S-3	5.250	01/15/39	3,000,000	3,354,450
New York City Transitional Finance Authority
Income Tax Revenue, Series S-3	5.375	01/15/34	3,000,000	3,431,820
New York Liberty Development Corp.
1 World Trade Center Project	5.000	12/15/41	8,500,000	9,595,140
New York Liberty Development Corp.
4 World Trade Center Project	5.000	11/15/31	5,000,000	5,716,250
New York Liberty Development Corp.
Goldman Sachs Headquarters	5.250	10/01/35	4,495,000	5,355,298
New York State Dormitory Authority
Income Tax Revenue, Series A	5.000	02/15/39	2,500,000	2,879,325
New York State Dormitory Authority
State University Dormitory, Series A	5.000	07/01/35	7,250,000	8,359,033

4

Tax-Free Bond Fund
As of 2-28-13 (Unaudited)

		Maturity
	Rate (%)	date	Par value	Value

New York (continued)

New York State Dormitory Authority
State University Educational Facilities, Series A	5.500	05/15/19	$1,000,000	$1,190,860
New York State Thruway Authority
General Revenue, Series I	5.000	01/01/42	4,050,000	4,541,103
Port Authority of New York & New Jersey
144th Construction Project	5.000	10/01/29	3,500,000	3,950,975
Port Authority of New York & New Jersey
5th Installment Special Project AMT	6.750	10/01/19	7,820,000	7,819,296
Port Authority of New York & New Jersey
JFK International Airport Terminal	6.000	12/01/42	2,000,000	2,369,860
Triborough Bridge & Tunnel Authority
Highway Revenue Tolls	5.000	11/15/33	4,025,000	4,513,877
Westchester Tobacco Asset Securitization Corp.
Public Improvements, Prerefunded to 7-15-17	6.950	07/15/39	2,000,000	2,561,020

Ohio 0.9%				4,514,360

Ohio Higher Educational Facility Commission	5.000	01/01/38	4,000,000	4,514,360

Oklahoma 1.3%				6,836,900

Grand River Dam Authority, Series A	5.250	06/01/40	4,000,000	4,663,280
Tulsa Airport Improvement Trust
Series A AMT (P)	7.750	06/01/35	2,000,000	2,173,620

Oregon 1.0%				5,251,225

Clackamas County School District No. 12, Series B (D)	5.000	06/15/28	3,630,000	4,143,899
Western Generation Agency
Wauna Cogeneration Project, Series B AMT	5.000	01/01/14	1,100,000	1,107,326

Pennsylvania 1.7%				8,970,595

Allegheny County Redevelopment Authority
Pittsburgh Mills Project	5.600	07/01/23	1,000,000	1,031,210
Philadelphia Authority for Industrial Development
Commerical Development AMT	7.750	12/01/17	3,250,000	3,255,265
Philadelphia School District, Series E	6.000	09/01/38	4,000,000	4,684,120

Puerto Rico 4.1%				21,573,560

Commonwealth of Puerto Rico
Public Improvement, Series A	5.500	07/01/39	3,000,000	3,072,390
Commonwealth of Puerto Rico
Public Improvement, Series A	5.750	07/01/41	5,000,000	5,259,800
Puerto Rico Electric Power Authority
Electric, Power & Light Revenues, Series XX	5.250	07/01/40	2,500,000	2,525,600
Puerto Rico Public Buildings Authority
Government Facilities, Series P (D)	6.750	07/01/36	3,000,000	3,319,800
Puerto Rico Sales Tax Financing Corp.
Sales Tax Revenue, Series A (Zero coupon steps up to
6.750% on 8-1-16)	Zero	08/01/32	4,000,000	4,236,040
Puerto Rico Sales Tax Financing Corp.
Sales Tax Revenue, Series C	5.250	08/01/41	3,000,000	3,159,930

Rhode Island 0.1%				803,403

Town of Tiverton
Mount Hope Bay Village, Series A	6.875	05/01/22	795,000	803,403

5

Tax-Free Bond Fund
As of 2-28-13 (Unaudited)

		Maturity
	Rate (%)	date	Par value	Value

South Carolina 3.7%				$19,335,330

Richland County
International Paper Company AMT	6.100	04/01/23	$3,325,000	3,371,450
South Carolina State Public Service Authority
Santee Cooper, Series A	5.500	01/01/38	6,000,000	6,965,400
South Carolina State Public Service Authority
Santee Cooper, Series E	5.000	01/01/40	8,000,000	8,998,480

South Dakota 1.0%				5,049,450

Educational Enhancement Funding Corp., Series B	6.500	06/01/32	5,000,000	5,049,450

Texas 8.2%				42,800,608

City of Austin
Electric & Utility Revenue	5.000	11/15/40	2,000,000	2,294,840
City of Dallas
Waterworks & Sewer System	5.000	10/01/35	5,000,000	5,743,800
City of Dallas
Waterworks & Sewer System	5.000	10/01/36	5,000,000	5,801,600
City of San Antonio
Electric & Gas, Series A	5.000	02/01/34	4,330,000	5,027,260
Houston Independent School District Public Financing Corp.
Cesar Chavez Project, Series A (D) (Z)	Zero	09/15/16	570,000	545,832
Lower Colorado River Authority
Electric, Power & Light Revenues	5.000	05/15/40	5,000,000	5,555,000
Lower Colorado River Authority
Prerefunded to 5-15-19	5.625	05/15/39	190,000	240,772
Lower Colorado River Authority
Transmission Services Corp., Series A	5.000	05/15/41	2,500,000	2,809,225
Lower Colorado River Authority
Unrefunded 2012-1	5.625	05/15/39	3,810,000	4,403,331
North Texas Tollway Authority
Highway Revenue Tolls, Series K-2	6.000	01/01/38	3,250,000	3,688,588
Texas Municipal Power Agency Revenue	5.000	09/01/40	6,000,000	6,690,360

Utah 0.1%				380,319

Salt Lake City
IHC Hospital, Inc., Escrowed to Maturity, Series A	8.125	05/15/15	355,000	380,319

Washington 0.3%				1,818,855

Washington Public Power Supply Systems
Electric, Power & Light Revenues, Series B	7.125	07/01/16	1,500,000	1,818,855

Wyoming 0.7%				3,432,660

Campbell County Solid Waste Facilites Revenue
Basin Electric Power Company, Series A	5.750	07/15/39	3,000,000	3,432,660

Other 0.6%				3,259,347

Centerline Equity Issuer Trust, Series A-4-1 (S)	5.750	05/15/15	3,000,000	3,259,347

6

Tax-Free Bond Fund
As of 2-28-13 (Unaudited)

Short-Term Investments 1.4%		$7,425,000

(Cost $7,425,000)

	Par value	Value
Repurchase Agreement 1.4%		7,425,000

Repurchase Agreement with State Street Corp. dated 2-28-13 at
0.010% to be repurchased at $7,425,002 on 3-1-13, collateralized by $5,765,000 U.S. Treasury Bond, 4.625% due 2-15-40 (valued at
$7,574,334, including interest)	$7,425,000	7,425,000

Total investments (Cost $454,773,003)† 99.1%		$520,031,211

Other assets and liabilities, net 0.9%		$4,711,269

Total net assets 100.0%		$524,742,480

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

AMT Interest earned from these securities may be considered a tax preference item for purpose of the Federal Alternative Minimum Tax.

(D) Bond is insured by one of these companies:

As a % of total
Insurance coverage	investments
Ambac Financial Group, Inc.	3.6%
Assured Guaranty Corp.	1.9%
Assured Guaranty Municipal Corp.	1.2%
CIFG Holdings, Ltd.	0.5%
Commonwealth Gtd.	0.6%
Financial Guaranty Insurance Company	1.0%
National Public Finance Guarantee Corp.	6.6%

(P) Variable rate obligation. The coupon rate shown represents the rate at period end.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

(Z) Zero Coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically.

† At 2-28-13, the aggregate cost of investment securities for federal income tax purposes was $451,434,158. Net unrealized appreciation aggregated $68,597,053, of which $68,892,772 related to appreciated investment securities and $295,719 related to depreciated investment securities.

7

Tax-Free Bond Fund
As of 2-28-13 (Unaudited)

The Fund had the following sector composition as a percentage of net assets on 2-28-13:

General Obligation	5.7%
Revenue Bonds
Transportation	20.0%
Utilities	19.6%
Education	6.6%
Development	6.6%
Airport	6.4%
Tobacco	5.4%
Water & Sewer	5.3%
Health Care	4.4%
Pollution	2.8%
Facilities	1.9%
Other Revenue	13.0%
Short-Term Investments & Other	2.3%

8

Tax-Free Bond Fund
As of 2-28-13 (Unaudited)

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the Fund uses the following valuation techniques: Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, taking into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Certain short-term securities are valued at amortized cost. Other portfolio securities and assets, where reliable market quotations are not available, are valued at fair value as determined in good faith by the Fund’s Pricing Committee following procedures established by the Board of Trustees, which include price verification procedures. The frequency with which these fair valuation procedures are used cannot be predicted.

The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of February 28, 2013, all investments are categorized as Level 2 under the hierarchy described above.

Repurchase agreements. The Fund may enter into repurchase agreements. When the Fund enters into a repurchase agreement, it receives collateral, which is held in a segregated account by the Fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

9

More information

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock Tax-Free Bond Fund.

52Q3 2/13
4/13

John Hancock
MUTUAL FUNDS

John Hancock High Yield Municipal Bond Fund

QUARTERLY PORTFOLIO HOLDINGS

2.28.2013

High Yield Municipal Bond Fund
As of 2-28-13 (Unaudited)

		Maturity
	Rate (%)	date	Par value	Value

Municipal Bonds 97.8%				$291,191,980

(Cost $251,265,378)

Alabama 2.6%				7,796,200

Birmingham Special Care Facilities Financing Authority
Children's Hospital	6.125	06/01/34	$2,000,000	2,297,500
Courtland Industrial Development Board
International Paper Company Project, Series A AMT	5.200	06/01/25	2,000,000	2,086,380
Selma Industrial Development Board
Gulf Opportunity Zone, Series A	6.250	11/01/33	2,000,000	2,309,300
Selma Industrial Development Board
International Paper Company Project, Series A	5.375	12/01/35	1,000,000	1,103,020

Arizona 2.3%				6,944,840

Maricopa County Industrial Development Authority
Catholic Healthcare West, Series A	6.000	07/01/39	3,000,000	3,434,070
Maricopa County Pollution Control Corp.
El Paso Electric Company Project, Series B	7.250	04/01/40	2,000,000	2,387,580
Maricopa County Pollution Control Corp.
Public Service Palo Verde, Series A	6.250	01/01/38	1,000,000	1,123,190

California 9.3%				27,697,672

California State Public Works Board
Trustees California State University, Series D	6.250	04/01/34	1,000,000	1,220,000
California State Public Works Board
Various Capital Projects, Series A	5.000	04/01/37	1,000,000	1,097,130
California Statewide Communities Development Authority
Thomas Jefferson School of Law, Series A (S)	7.250	10/01/38	1,000,000	1,015,000
Foothill Eastern Transportation Corridor Agency
Highway Revenue Tolls (Z)	Zero	01/15/36	4,000,000	1,014,880
Foothill Eastern Transportation Corridor Agency
Highway Revenue Tolls, Escrowed to Maturity, Series A (Z)	Zero	01/01/18	7,950,000	7,589,786
Golden State Tobacco Securitization Corp.
Series A-1	4.500	06/01/27	5,405,000	5,057,999
M-S-R Energy Authority
Natural Gas Revenue, Series A	6.500	11/01/39	1,500,000	2,112,075
M-S-R Energy Authority
Natural Gas Revenue, Series B	7.000	11/01/34	1,500,000	2,163,585
San Bernardino County
Medical Center Financial Project, Series B (D)	5.500	08/01/17	1,690,000	1,771,272
Southern California Public Power Authority
Natural Gas Revenue, Series A	5.250	11/01/26	1,500,000	1,775,205
State of California	5.000	09/01/41	1,000,000	1,120,490
State of California	5.250	04/01/35	1,500,000	1,760,250

Colorado 2.7%				7,973,460

Colorado Health Facilities Authority
Christian Living Community Project	5.250	01/01/37	500,000	530,825
Colorado Health Facilities Authority
Christian Living Community Project, Series A	5.750	01/01/26	1,000,000	1,082,980
Colorado Health Facilities Authority
Christian Living Community Project, Series A	9.000	01/01/34	750,000	811,680
Public Authority for Colorado Energy
Natural Gas Revenue	6.250	11/15/28	2,500,000	3,221,075

1

High Yield Municipal Bond Fund
As of 2-28-13 (Unaudited)

		Maturity
	Rate (%)	date	Par value	Value

Colorado (continued)

Regional Transportation District
Denver Transit Partners	6.000	01/15/41	$2,000,000	$2,326,900

Connecticut 0.5%				1,520,960

Hamden Facility Revenue
Whitney Center Project, Series A	7.750	01/01/43	1,400,000	1,520,960

Delaware 0.4%				1,128,290

County of Sussex
NRG Energy, Inc. Indian River Power LLC	6.000	10/01/40	1,000,000	1,128,290

District of Columbia 1.7%				5,158,312

Metropolitan Washington DC Airports Authority
Highway Revenue Tolls, Metrorail, Series A (Z)	Zero	10/01/37	4,000,000	1,073,760
Metropolitan Washington DC Airports Authority
Highway Revenue Tolls, Series B (Z)	Zero	10/01/39	4,600,000	1,106,392
Metropolitan Washington DC Airports Authority
Highway Revenue Tolls, Series C (Zero Coupon steps up
to 6.500% on 10-1-16) (D)	Zero	10/01/41	3,000,000	2,978,160

Florida 6.2%				18,351,229

Bonnet Creek Resort Community
Development District	7.250	05/01/18	1,445,000	1,446,517
Bonnet Creek Resort Community
Development District	7.375	05/01/34	1,055,000	1,055,865
Crossings at Fleming Island Community Development District
Recreation Facilities Improvements, Series C	7.100	05/01/30	1,000,000	896,060
Heritage Harbour North Community Development District	6.375	05/01/38	1,240,000	1,196,984
Live Oak Community Development District No: 1
Series A	6.300	05/01/34	975,000	988,718
Miami-Dade County Aviation Revenue
Miami International Airport, Series A AMT (D)	5.000	10/01/38	2,000,000	2,135,180
Miami-Dade County Educational Facilities Authority
University of Miami, Series A	5.000	04/01/42	1,000,000	1,125,670
Orlando Urban Community Development District
Electric Light & Power Improvements	6.000	05/01/20	455,000	455,869
Orlando Urban Community Development District
Electric Light & Power Improvements	6.250	05/01/34	1,000,000	1,000,090
Pensacola Airport Revenue AMT	6.000	10/01/28	2,000,000	2,340,700
South Kendall Community Development District
Series A	5.900	05/01/35	895,000	907,655
Tolomato Community Development District, Series 1 (H)	6.450	05/01/23	15,000	8,146
Tolomato Community Development District, Series 1 (H)	6.650	05/01/40	15,000	8,048
Tolomato Community Development District, Series 2 (H)	6.450	05/01/23	470,000	217,196
Tolomato Community Development District, Series 2 (H)	6.650	05/01/40	470,000	213,761
Tolomato Community Development District, Series 3 (H)	6.450	05/01/23	155,000	2
Tolomato Community Development District, Series 3 (H)	6.650	05/01/40	155,000	2
Tolomato Community Development District, Series A-1	6.450	05/01/23	200,000	195,710
Tolomato Community Development District, Series A-1	6.650	05/01/40	200,000	196,916
Tolomato Community Development District, Series A-2 (Z)	Zero	05/01/39	110,000	78,949
Tolomato Community Development District, Series A-3 (Z)	Zero	05/01/40	260,000	149,817
Tolomato Community Development District, Series A-4 (Z)	Zero	05/01/40	130,000	55,110
Village Community Development District No. 5, Series A	6.500	05/01/33	1,135,000	1,158,790
Village Community Development District No. 8	6.125	05/01/39	910,000	1,068,558
Village Community Development District No. 8	6.375	05/01/38	765,000	913,356

2

High Yield Municipal Bond Fund
As of 2-28-13 (Unaudited)

		Maturity
	Rate (%)	date	Par value	Value

Florida (continued)

Village Community Development District No. 9	5.500	05/01/42	$500,000	$537,560

Georgia 6.5%				19,354,011

Atlanta Tax Allocation
Eastside Project, Series B	5.600	01/01/30	1,500,000	1,632,435
Atlanta Water & Waste Water Revenue (D)	5.000	11/01/19	10,000,000	10,711,900
Atlanta Water & Waste Water Revenue
Series A	6.000	11/01/28	1,000,000	1,222,850
Clayton County Development Authority
Delta Air Lines Series B AMT	9.000	06/01/35	1,000,000	1,114,220
Gainesville & Hall County Development Authority
ACTS Retirement-Life Communities, Inc., Series A-2	6.625	11/15/39	1,100,000	1,265,671
Marietta Development Authority
Life University, Inc. Project	7.000	06/15/30	1,500,000	1,622,745
Municipal Electric Authority of Georgia
Electric, Power & Light Revenues, Series D	5.500	01/01/26	1,500,000	1,784,190

Guam 0.8%				2,243,700

Guam Government
Series A	7.000	11/15/39	2,000,000	2,243,700

Hawaii 0.4%				1,203,470

Hawaii State Department of Budget & Finance
15 Craigside Place Project, Series A	9.000	11/15/44	1,000,000	1,203,470

Illinois 1.9%				5,600,740

Chicago Tax Increment Revenue
Pilsen Redevelopment, Series B	6.750	06/01/22	2,000,000	2,084,760
Illinois Finance Authority
Central Illinois, Series C1 (P)	5.950	08/15/26	1,000,000	1,002,740
Illinois Finance Authority
Rush University Medical Center, Series A	7.250	11/01/38	2,000,000	2,513,240

Indiana 0.7%				2,180,252

Crown Point Economic Development Revenue
Wittenberg Village Project, Series A	8.000	11/15/39	1,250,000	1,455,300
St. Joseph County
Holy Cross Village at Notre Dame Project, Series A	6.000	05/15/26	230,000	238,457
St. Joseph County
Holy Cross Village at Notre Dame Project, Series A	6.000	05/15/38	475,000	486,495

Iowa 0.4%				1,091,850

Altoona Urban Renewal Tax Increment Revenue	6.000	06/01/34	1,000,000	1,091,850

Kansas 1.3%				3,804,263

Wyandotte County-Kansas City Unified Government
Sales Tax Revenue, Series B (Z)	Zero	06/01/21	5,725,000	3,804,263

Kentucky 1.2%				3,527,060

Kentucky Economic Development Finance Authority
Owensboro Medical Health System, Series A	6.500	03/01/45	2,000,000	2,404,240
Owen County Kentucky Waterworks System Revenue
Amern Water Company Project, Series A	6.250	06/01/39	1,000,000	1,122,820

3

High Yield Municipal Bond Fund
As of 2-28-13 (Unaudited)

		Maturity
	Rate (%)	date	Par value	Value

Louisiana 3.8%				$11,184,110

Louisiana Local Government Environmental Facilities
Westlake Chemical Corp. Projects	6.750	11/01/32	$3,000,000	3,401,700
Louisiana Local Government Environmental Facilities
Westlake Chemical Corp., Series A-2	6.500	11/01/35	2,000,000	2,344,800
Parish of St. Charles LA
Valero Energy Corp. (P)	4.000	12/01/40	3,000,000	3,302,010
St. John Baptist Parish Revenue
Marathon Oil Corp., Series A	5.125	06/01/37	2,000,000	2,135,600

Maryland 1.2%				3,562,260

Baltimore County
East Baltimore Research Park, Series A	7.000	09/01/38	1,000,000	1,091,240
Maryland Economic Development Corp.
Potomac Electric Power Company	6.200	09/01/22	2,000,000	2,471,020

Massachusetts 2.0%				5,935,565

Massachusetts Development Finance Agency
Covanta Energy Project, Series B	4.875	11/01/42	2,000,000	2,061,780
Massachusetts Development Finance Agency
Dominion Energy Brayton Point AMT (P)	5.000	02/01/36	1,000,000	1,049,970
Massachusetts Development Finance Agency
Merrimack College, Series A	5.250	07/01/42	1,000,000	1,108,100
Massachusetts State College Building Authority
College & University Revenue, Series A	5.500	05/01/49	1,500,000	1,715,715

Michigan 1.6%				4,757,975

Detroit Water Supply System
Senior Lien, Series A	5.000	07/01/36	3,475,000	3,686,315
Michigan Strategic Fund
Dow Chemical Company, Series A-1 AMT (P)	6.750	12/01/28	1,000,000	1,071,660

Minnesota 0.7%				2,139,080

North Oak Senior Housing Revenue
Presbyterian Homes North Oaks	6.000	10/01/27	1,000,000	1,073,770
St. Paul Housing & Redevelopment Authority
Carondelet Village Project, Series A	6.000	08/01/42	1,000,000	1,065,310

Mississippi 0.3%				1,003,240

Mississippi Business Finance Corp.
System Energy Resources, Inc. Project	5.875	04/01/22	1,000,000	1,003,240

Missouri 0.3%				955,080

St. Louis Airport Revenue
Lambert St. Louis International Airport, Series A-1	6.625	07/01/34	800,000	955,080

Nebraska 1.5%				4,481,840

Central Plains Energy Project	5.000	09/01/32	4,000,000	4,481,840

Nevada 0.4%				1,030,750

Sparks Tourism Improvement District No: 1
Sales Tax Revenue, Series A (S)	6.750	06/15/28	1,000,000	1,030,750

New Hampshire 0.7%				2,115,470

New Hampshire Business Finance Authority
Public Service Company Project, Series B AMT (D)	4.750	05/01/21	1,500,000	1,549,290

4

High Yield Municipal Bond Fund
As of 2-28-13 (Unaudited)

		Maturity
	Rate (%)	date	Par value	Value

New Hampshire (continued)

New Hampshire Health & Education Facilities Authority
Rivermead, Series A	6.875	07/01/41	$500,000	$566,180

New Jersey 2.7%				8,013,722

New Jersey Economic Development Authority
Continental Airlines, Inc. Project AMT	5.125	09/15/23	1,650,000	1,689,815
New Jersey Economic Development Authority
Continental Airlines, Inc. Project AMT	5.250	09/15/29	2,000,000	2,032,760
New Jersey State Educational Facilities Authority
University of Medical and Dentistry, Series B	7.500	12/01/32	1,000,000	1,250,430
Tobacco Settlement Financing Corp.
Prerefunded to 6-1-13	6.250	06/01/43	1,000,000	1,015,770
Tobacco Settlement Financing Corp.
Series 1A	4.500	06/01/23	2,035,000	2,024,947

New York 10.7%				31,885,795

Brooklyn Arena Local Development Corp.
Barclays Center Project	6.375	07/15/43	2,500,000	2,998,575
Chautauqua County Industrial Development Agency
Dunkirk Power Project	5.875	04/01/42	3,350,000	3,773,775
Hudson Yards Infrastructure Corp.
Series A	5.750	02/15/47	1,000,000	1,190,160
Long Island Power Authority
Electric, Power & Light Revenues, Series A	5.750	04/01/39	2,500,000	2,986,025
Long Island Power Authority
Electric, Power & Light Revenues, Series C (D)	5.250	09/01/29	1,475,000	1,819,663
New York City Industrial Development Agency
American Airlines-JFK Airport AMT (H)	7.500	08/01/16	2,000,000	2,124,740
New York Liberty Development Corp.
4 World Trade Center Project	5.000	11/15/44	2,925,000	3,270,560
New York Liberty Development Corp.
7 World Trade Center, Class 2	5.000	09/15/43	1,000,000	1,108,080
New York Liberty Development Corp.
Bank of American Tower, Class 2	5.625	07/15/47	3,350,000	3,856,956
New York Liberty Development Corp.
Goldman Sachs Headquarters	5.250	10/01/35	2,495,000	2,972,518
Port Authority of New York & New Jersey
5th Installment Special Project AMT	6.750	10/01/19	500,000	499,955
Port Authority of New York & New Jersey
JFK International Airport Terminal	6.000	12/01/42	4,460,000	5,284,788

North Carolina 0.4%				1,247,670

North Carolina Eastern Municipal Power Agency
Electric, Power & Light Revenues, Series C	6.750	01/01/24	1,000,000	1,247,670

Ohio 3.2%				9,625,859

Buckeye Ohio Tobacco Settlement Financing Authority,
Series A-2	5.125	06/01/24	2,865,000	2,596,148
Buckeye Ohio Tobacco Settlement Financing Authority,
Series A-2	5.875	06/01/30	4,500,000	4,013,325
Cleveland Ohio Airport Revenue
Continental Airlines, Inc. Project AMT	5.375	09/15/27	2,510,000	2,509,799
Hickory Chase Community Authority
Hickory Chase Project (H)	7.000	12/01/38	921,000	506,587

5

High Yield Municipal Bond Fund
As of 2-28-13 (Unaudited)

		Maturity
	Rate (%)	date	Par value	Value

Oklahoma 0.8%				$2,465,358

Tulsa Airport Improvement Trust
Series A AMT (P)	7.750	06/01/35	$1,000,000	1,086,810
Tulsa Municipal Airport Trust
American Airlines Project	6.250	06/01/20	1,375,000	1,378,548

Oregon 0.5%				1,616,749

Western Generation Agency
Wauna Cogeneration Project, Series B AMT	5.000	01/01/14	1,105,000	1,112,359
Western Generation Agency
Wauna Cogeneration Project, Series B AMT	5.000	01/01/16	500,000	504,390

Pennsylvania 6.1%				18,113,604

Allegheny County Industrial Development Authority
Environmental Improvements	5.500	11/01/16	1,000,000	1,045,860
Allegheny County Industrial Development Authority
Environmental Improvements	6.875	05/01/30	1,215,000	1,343,559
Bucks County Industrial Development Authority
U.S. Steel Corp. Project	6.750	06/01/26	1,500,000	1,685,325
Pennsylvania Economic Development Financing Authority
Allegheny Energy Supply Company	7.000	07/15/39	2,500,000	2,990,025
Pennsylvania Economic Development Financing Authority
Philadelphia Biosolids Facility	6.250	01/01/32	1,000,000	1,154,140
Pennsylvania Turnpike Commission
Highway Revenue Tolls, Series E (Zero Coupon Steps up
to 6.375% on 12-1-17)	Zero	12/01/38	5,000,000	4,981,950
Pennsylvania Turnpike Commission, Series A	5.000	12/01/42	1,000,000	1,094,090
Pennsylvania Turnpike Commission, Series B	5.250	12/01/41	1,500,000	1,670,115
Philadelphia Gas Waterworks Revenue
Ninth Series	5.250	08/01/40	2,000,000	2,148,540

Puerto Rico 6.4%				18,973,008

Commonwealth of Puerto Rico
Public Improvement, Series B	6.500	07/01/37	2,000,000	2,173,600
Puerto Rico Aqueduct & Sewer Authority
Water Revenue, Series A	6.125	07/01/24	1,500,000	1,673,550
Puerto Rico Aqueduct & Sewer Authority
Water Revenue, Series A	6.000	07/01/38	1,000,000	1,034,460
Puerto Rico Electric Power Authority
Electric, Power & Light Revenues, Series TT	5.000	07/01/32	1,250,000	1,243,788
Puerto Rico Electric Power Authority
Electric, Power & Light Revenues, Series WW	5.500	07/01/38	1,000,000	1,020,300
Puerto Rico Electric Power Authority
Electric, Power & Light Revenues, Series XX	5.250	07/01/40	2,000,000	2,020,480
Puerto Rico Electric Power Authority
Power Revenue, Series A	5.000	07/01/29	2,000,000	2,026,700
Puerto Rico Electric Power Authority
Power Revenue, Series A	5.000	07/01/42	2,000,000	1,972,600
Puerto Rico Sales Tax Financing Corp.
Sales Tax Revenue, Series A (Z)	Zero	08/01/33	5,000,000	1,589,600
Puerto Rico Sales Tax Financing Corp.
Sales Tax Revenue, Series A (D)(Z)	Zero	08/01/41	5,000,000	1,040,900
Puerto Rico Sales Tax Financing Corp.
Sales Tax Revenue, Series A (Zero coupon steps up to
6.750% on 8-1-16)	Zero	08/01/32	3,000,000	3,177,030

6

High Yield Municipal Bond Fund
As of 2-28-13 (Unaudited)

		Maturity
	Rate (%)	date	Par value	Value

Rhode Island 0.1%				$384,306

Tobacco Settlement Financing Corp., Series A	6.000	06/01/23	$100,000	101,346
Town of Tiverton
Mount Hope Bay Village, Series A	6.875	05/01/22	280,000	282,960

Tennessee 1.4%				4,241,916

Tennessee Energy Acquisition Corp.
Natural Gas Revenue, Series C	5.000	02/01/25	3,720,000	4,241,916

Texas 10.2%				30,387,816

Central Texas Regional Mobility Authority	6.000	01/01/41	2,000,000	2,326,780
Central Texas Regional Mobility Authority	6.250	01/01/46	1,000,000	1,176,600
City of Houston TX Airport System Revenue
Continental Airlines, Inc. Terminal Projects AMT	6.625	07/15/38	1,000,000	1,115,867
Fort Bend County Industrial Development Corp.
NRG Energy, Inc., Series B	4.750	11/01/42	1,000,000	1,026,480
Gulf Coast Industrial Development Authority
CITGO Petroleum Corp. AMT	8.000	04/01/28	2,100,000	2,103,822
Gulf Coast Waste Disposal Authority
International Paper Company, Series A AMT	6.100	08/01/24	1,500,000	1,505,730
Harris County Health Facilities Development Corp.
Memorial Hermann Healthcare., Series B	7.250	12/01/35	1,000,000	1,242,300
Love Field Airport Modernization Corp.
Southwest Airlines Co. Project	5.250	11/01/40	2,825,000	3,095,324
Lower Colorado River Authority
Series A	5.000	05/15/39	1,675,000	1,875,548
Mission Economic Development Corp.
Waste Management, Inc. Project AMT (P)	6.000	08/01/20	975,000	994,705
North Texas Tollway Authority
Highway Revenue Tolls	5.000	01/01/38	1,000,000	1,107,100
North Texas Tollway Authority
Highway Revenue Tolls, Series A	6.250	01/01/39	3,000,000	3,445,950
North Texas Tollway Authority
Highway Revenue Tolls, Series D	5.000	01/01/38	1,000,000	1,118,820
North Texas Tollway Authority
Highway Revenue Tolls, Series F	5.750	01/01/38	1,000,000	1,106,400
North Texas Tollway Authority
Highway Revenue Tolls, Series K-2	6.000	01/01/38	1,000,000	1,134,950
Tarrant County Cultural Education Facilities Finance Corp.
Air Force Retirement Facility	6.375	11/15/44	2,000,000	2,210,180
Texas Municipal Gas Acquisition & Supply Corp.
Natural Gas Revenue, Series D	6.250	12/15/26	2,000,000	2,602,920
Travis County Health Facilities Development Corp.
Westminster Manor	7.000	11/01/30	1,000,000	1,198,340

Virgin Islands 0.4%				1,173,730

Virgin Islands Public Finance Authority, Series A	6.750	10/01/37	1,000,000	1,173,730

Virginia 0.8%				2,476,420

Washington County Industrial Development Authority
Mountain States Health Alliance, Series C	7.750	07/01/38	2,000,000	2,476,420

Washington 0.7%				2,110,690

Port of Seattle Industrial Development Corp.
Delta Airlines, Inc.	5.000	04/01/30	1,000,000	1,005,700

7

High Yield Municipal Bond Fund
As of 2-28-13 (Unaudited)

		Maturity
	Rate (%)	date	Par value	Value
Washington (continued)

Washington Health Care Facilities Authority
Swedish Health Services, Series A	6.500	11/15/33	$1,000,000	$1,104,990

Wisconsin 1.2%				3,456,038

Public Finance Authority
Airport Facilities AMT	5.000	07/01/42	2,500,000	2,590,275
Wisconsin Health & Educational Facilities Authority
St. John’s Community, Inc., Series A	7.625	09/15/39	750,000	865,763

Wyoming 0.4%				1,089,910

Sweetwater County
FMC Corp. Project AMT	5.600	12/01/35	1,000,000	1,089,910

Other 0.4%				1,187,710

Centerline Equity Issuer Trust (S)	6.000	05/15/19	1,000,000	1,187,710

Short-Term Investments 1.4%				$4,262,000

(Cost $4,262,000)

			Par Value	Value

Repurchase Agreement 1.4%				4,262,000

Repurchase Agreement with State Street Corp. dated 2-28-13 at 0.010% to be repurchased at $4,262,001 on 3-1-13, collateralized by $3,310,000 U.S. Treasury
Bond, 4.625% due 2-15-40 (valued at $4,348,837, including interest)			4,262,000	4,262,000

Total investments (Cost $255,527,378)† 99.2%				$295,453,980

Other assets and liabilities, net 0.8%				$2,322,420

Total net assets 100.0%				$297,776,400

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

AMT Interest earned from these securities may be considered a tax preference item for purpose of the Federal Alternative Minimum Tax.

(D) Bond is insured by one of these companies:

As a % of total
Insurance coverage	investments

Assured Guaranty Corp.	1.0%
Assured Guaranty Municipal Corp.	3.6%
CIFG Holding Ltd.	1.3%
National Public Finance Guarantee Corp.	1.5%

(H) Defaulted security. Currently, the issuer is in default with respect to interest payments.

(P) Variable rate obligation. The coupon rate shown represents the rate at period end.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

(Z) Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically.

† At 2-28-13, the aggregate cost of investment securities for federal income tax purposes was $253,294,575. Net unrealized appreciation aggregated $42,159,405, of which $42,990,373 related to appreciated investment securities and $830,968 related to depreciated investment securities.

8

High Yield Municipal Bond Fund
As of 2-28-13 (Unaudited)

The Fund had the following sector composition as a percentage of total net assets on 2-28-13:

General Obligation	2.5%
Revenue Bonds
Development	25.6%
Transportation	10.3%
Health Care	7.9%
Utilities	7.4%
Water & Sewer	7.1%
Pollution	6.6%
Tobacco	5.0%
Airport	4.5%
Education	3.6%
Facilities	0.9%
Other Revenue	16.4%
Short-Term Investments & Other	2.2%

9

High Yield Municipal Bond Fund
As of 2-28-13 (Unaudited)

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the Fund uses the following valuation techniques: Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, taking into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost. Other portfolio securities and assets, where reliable market quotations are not available, are valued at fair value as determined in good faith by the Fund’s Pricing Committee following procedures established by the Board of Trustees, which include price verification procedures. The frequency with which these fair valuation procedures are used cannot be predicted.

The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of February 28, 2013, all investments are categorized as Level 2 under the hierarchy described above.

Repurchase agreements. The Fund may enter into repurchase agreements. When the Fund enters into a repurchase agreement, it receives collateral, which is held in a segregated account by the Fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

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More information

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock High Yield Municipal Bond Fund.

59Q3 2/13
4/13

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Municipal Securities Trust

By:	/s/ Hugh McHaffie
------------------------------
Hugh McHaffie
President

Date:	April 22, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Hugh McHaffie
-------------------------------
Hugh McHaffie
President

Date:	April 22, 2013

By:	Charles A. Rizzo
-------------------------------
Charles A. Rizzo
Chief Financial Officer

Date:	April 22, 2013